Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized for share-based awards
	For the Year Ended December 31,
	2015	2016	2017
Share-based compensation expense related to
Sogou share-based awards	$8,305	$12,049	$23,037
Sohu stock-based awards	90	49	4
Tencent share-based awards	1,984	763	682
Total	$10,379	$12,861	$23,723

Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2017	9,451	$0.476	6.31
Granted	2,496	0.001
Exercised	(2,168)	0.001
Forfeited/Expired	(26)	0.001
Outstanding as of December 31, 2017	9,753	$0.462	5.56	$108,340
Vested as of December 31, 2017 and expected to vest thereafter	9,694	$0.464	5.54	$107,660
Exercisable as of December 31, 2017	1,637	$0.001	5.68	$18,941

(1)           The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.

Share option assumptions
	2015	2016	2017
Average risk-free interest rate	2.48% ~ 2.77%	1.90% ~ 2.77%	2.14% ~ 3.00%
Exercise multiple	2 ~ 3	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	1% ~ 12%	0% ~ 12%	0% ~ 12%
Weighted average expected option life	8	7	7
Volatility rate	47% ~ 51%	43% ~ 50%	39% ~ 47%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	3.58	3.26	10.35

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2017	70	$0.517	6.79
Granted	—
Exercised	(61)	0.594
Forfeited/Expired	—
Outstanding as of December 31, 2017	9	$0.001	7.38	$104
Vested as of December 31, 2017	9	$0.001	7.38	$104
Exercisable as of December 31, 2017	9	$0.001	7.38	$104

(1)           The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.

Share option assumptions
	2015	2016
Average risk-free interest rate	2.43% ~ 2.67%	2.01% ~ 2.15%
Exercise multiple	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	0% - 8%	0%
Weighted average expected option life	6	6
Volatility rate	46% ~ 50%	43% ~ 47%
Dividend yield	0%	0%
Weighted average fair value of share options	5.54	3.02